Income Taxes - Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 20,810	$ 13,635
Federal and state tax credits	3,378	2,035
Depreciation and amortization	105	60
Accrued liabilities and reserves	448	313
Stock-based compensation	50	25
Gross deferred tax assets	24,791	16,068
Valuation allowance	(24,791)	(16,068)
Net deferred taxes	$ 0	$ 0